Lease (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Lease Assets
Finance lease ROU assets	$ 29,306,030
Operating lease ROU assets	11,801,491	$ 0
Current
Total	11,283,724	6,562,425
Non-current
Total	10,187,705	$ 10,014,791
Finance lease and operating lease, current
Current
Current portion of finance lease	6,409,827
Current portion of operating lease	4,873,897
Total	11,283,724
Finance lease and operating lease, non-current
Non-current
Finance lease, net of current portion	3,839,456
Operatng lease, net of current portion	6,348,249
Total	10,187,705
Property and equipment, net
Lease Assets
Finance lease ROU assets	22,285,997
Real estate properties held for lease, net
Lease Assets
Finance lease ROU assets	$ 7,020,033